Capitalized Software Development Cost, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Capitalized Software Development Cost Net
Software Development Cost	$ 2,959,036	$ 2,812,770
Less: Accumulated amortization	(2,863,547)	(2,610,605)
Capitalized software development cost, net	$ 95,489	$ 202,166